Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	THIRD AVENUE TRUST
Central Index Key	0001031661
Amendment Flag	false
Document Creation Date	Mar. 01, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017